Annual Operating Expenses {- Fidelity® Momentum Factor ETF} - 09.30 Fidelity Factor ETFs Combo PRO-08 - Fidelity® Momentum Factor ETF - Fidelity Momentum Factor ETF-Default	Nov. 29, 2021
Operating Expenses:
Management fee	0.29%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.29%